Intangible Assets, Net	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
7. Intangible assets, net
The intangible assets, net consisted of the following:

	As of
	December 31, 2018	December 31, 2019
	RMB
Software and system	1,347	2,141
Domain name	580	580

Total	1,927	2,721
Less: Accumulated amortization (1)	(730)	(1,069)

Intangible assets, net	1,197	1,652

(1)	Amortization expenses for the years ended December 31, 2017, 2018 and 2019 was RMB 185 thousand, RMB 292 thousand and RMB 338 thousand, respectively.
No impairment for intangible assets was recorded for the years ended December 31, 2017, 2018 and 2019.
The amortization of the coming 5 years is:

As of
December 31, 2019
RMB
2020	358
2021	352
2022	306
2023	194
2024	151